Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 01, 2012
Registrant Name	dei_EntityRegistrantName	PLAN INVESTMENT FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000774412
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Ultrashort Duration Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ULTRASHORT DURATION GOVERNMENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is total return consistent with current income and capital preservation.
Fees and Expenses	pifi774412_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Ultrashort Duration Government Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Ultrashort Duration Government Portfolio.
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[2]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Ultrashort Duration Government Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Ultrashort Duration Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultrashort Duration Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	238
Portfolio Turnover	pifi774412_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its investments). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Participation Certificates are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Ultrashort Duration Government Portfolio’s performance. The Ultrashort Duration Government Portfolio has not yet commenced operations. Accordingly, no turnover rate information is provided.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The overall strategy of the Ultrashort Duration Government Portfolio is to invest in U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored enterprises (“GSEs”)). Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within this duration range, the Portfolio’s investment advisor, Merganser Capital Management, Inc. (the “Advisor”), will seek to increase the Portfolio’s current income by lengthening or shortening duration based on its interest rate outlook.

In addition to treasury securities and similar government obligations, the Portfolio invests in mortgage-backed securities issued or guaranteed by GSEs. The Portfolio uses mortgage-backed securities to increase the income provided by its investments and to extend portfolio duration. The Advisor makes decisions of which securities to buy and sell based on the relative yield and risks of available securities with comparable durations. The Portfolio evaluates its investment strategy by comparing the performance and composition of the Portfolio against the performance and composition of an index composed of U.S. Treasury bills with maturities of 12 months.

Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The overall strategy of the Ultrashort Duration Government Portfolio is to invest in U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored enterprises (“GSEs”)).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Ultrashort Duration Government Portfolio. The primary factors that may reduce the Portfolio’s returns include:

• Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

• Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

• Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

• Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Portfolio will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

• Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

• Liquidity Risk. The collateralized mortgage obligations (CMOs) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

• Risks related to the Mortgage Finance and Credit Markets. There have been a variety of recent adverse developments associated with these markets, including, without limitation, volatile market conditions for mortgages and mortgage-related assets, and the broader financial markets, as well as various government actions and programs, which present additional risks for the Portfolio.

Investments in the Ultrashort Duration Government Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Ultrashort Duration Government Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Ultrashort Duration Government Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information	pifi774412_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A bar chart and table showing the annual return and performance of the Ultrashort Duration Government Portfolio, and indicating the return volatility associated with an investment in this Portfolio, will be provided after the Portfolio has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A bar chart and table showing the annual return and performance of the Ultrashort Duration Government Portfolio, and indicating the return volatility associated with an investment in this Portfolio, will be provided after the Portfolio has been in operation for a full calendar year.
Ultrashort Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ULTRASHORT DURATION BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is total return consistent with current income and capital preservation.
Fees and Expenses	pifi774412_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Ultrashort Duration Bond Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Ultrashort Duration Bond Portfolio.
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[4]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Ultrashort Duration Bond Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Ultrashort Duration Bond Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultrashort Duration Bond Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	238
Portfolio Turnover	pifi774412_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its investments). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Participation Certificates are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Ultrashort Duration Bond Portfolio’s performance. The Ultrashort Duration Bond Portfolio has not yet commenced operations. Accordingly, no turnover rate information is provided.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The overall strategy of the Ultrashort Duration Bond Portfolio is to invest in investment-grade corporate debt securities, asset-backed securities, and non-government mortgage-backed securities, in addition to U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government sponsored enterprises). The Portfolio’s investment advisor, Merganser Capital Management, Inc. (the “Advisor”), seeks to enhance the Portfolio’s performance by allocating relatively more of its portfolio to the sector that the Advisor expects to offer the best balance between total return and risk.

Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The overall strategy of the Ultrashort Duration Bond Portfolio is to invest in investment-grade corporate debt securities, asset-backed securities, and non-government mortgage-backed securities, in addition to U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government sponsored enterprises).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Ultrashort Duration Bond Portfolio. The primary factors that may reduce the Portfolio’s returns include:

• Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

• Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

• Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

• Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Portfolio will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

• Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

• Liquidity Risk. The collateralized mortgage obligations (CMOs) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

• Risks related to the Mortgage Finance and Credit Markets. There have been a variety of recent adverse developments associated with these markets, including, without limitation, volatile market conditions for mortgages and mortgage-related assets, and the broader financial markets, as well as various government actions and programs, which present additional risks for the Portfolio.

• Risks Associated with Noninvestment-Grade Securities. The Portfolio may hold securities that were investment grade at the time of purchase but are subsequently rated below investment grade, which may be subject to greater economic, interest rate, credit and liquidity risks than investment-grade securities.

• Risks Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Portfolio’s investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Investments in the Ultrashort Duration Bond Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Ultrashort Duration Bond Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Ultrashort Duration Bond Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information	pifi774412_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A bar chart and table showing the annual return and performance of the Ultrashort Duration Bond Portfolio, and indicating the return volatility associated with an investment in this Portfolio, will be provided after the Portfolio has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A bar chart and table showing the annual return and performance of the Ultrashort Duration Bond Portfolio, and indicating the return volatility associated with an investment in this Portfolio, will be provided after the Portfolio has been in operation for a full calendar year.

[1]	The percentages shown are based on anticipated expenses for the fiscal year ending December 31, 2012 and estimated total Portfolio assets of $50 million.
[2]	As described under "Management of the Portfolios - Fee Waivers and Expense Reimbursement" in the Statement of Additional Information relating to this Prospectus, the Ultrashort Duration Government Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2013 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2013 but it cannot be assured that Investment Advisor or the Administrator will agree to such continuance. Also as described under such caption in the Statement of Additional Information relating to this Prospectus, the Administrator (but not the Investment Advisor) is entitled to recover certain fees waived and expenses reimbursed under certain circumstances.
[3]	The percentages shown are based on the anticipated expenses for the fiscal year ending December 31, 2012 and estimated total Portfolio assets of $50 million.
[4]	As described under "Management of the Portfolios - Fee Waivers and Expense Reimbursement" in the Statement of Additional Information relating to this Prospectus, the Ultrashort Duration Bond Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2013 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2013 but it cannot be assured that Investment Advisor or the Administrator will agree to such continuance. Also as described under such caption in the Statement of Additional Information relating to this Prospectus, the Administrator (but not the Investment Advisor) is entitled to recover certain fees waived and expenses reimbursed under certain circumstances.